LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
LONG TERM INVESTMENTS
Schedule of long-term investments

	December 31,
	2019	2020
	RMB	RMB
Available‑for‑sale debt securities
Beijing Chenfeng Network Technology Co., Ltd.	2,500,000	11,800,000
Total available‑for‑sale debt securities	2,500,000	11,800,000

Equity method investments
Beijing Lianxinzhihui Technology Co., Ltd.	3,788,867	3,751,676
Shenzhen City Yunjitong Technology Co., Ltd.	7,383,678	7,383,678
Beijing Jingu Shitong Technology Co., Ltd	—	14,210,508
Shenyang Yunrongxin Technology Co., Ltd	2,000,000	2,000,000
Total equity method investments	13,172,545	27,345,862
Less: impairment of equity method investments	(9,383,678)	(9,383,678)
Total equity method investments, net	3,788,867	17,962,184

Other equity investments
Shanghai Yuhuan Information System Co., Ltd.	25,600,000	25,600,000
Beijing Hujingtiaoyue Technology Co., Ltd.	5,000,000	5,000,000
Hangzhou Paileyun Technology Co., Ltd.	3,188,340	5,800,000
Sichuan Taojinniwo Information Technology Co., Ltd.	6,657,838	6,657,838
Beijing Hanyuhaikuo Software Technology Co., Ltd.	5,000,000	5,000,000
Total other equity investments	45,446,178	48,057,838
Less: impairment of other equity investments	(11,657,838)	(11,657,838)
Total other equity investments, net	33,788,340	36,400,000
Total long‑term investments	40,077,207	66,162,184